Investments accounted for using the equity method - Summary of Market Value of Sanofi's Investment in Regeneron Based on Quoted Stock Market Price Per Share (Details) - Regeneron
$ / shares in Units, € in Millions, $ in Millions
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 EUR (€)
Disclosure of transactions between related parties [line items]
Quoted stock market price per share ($ per share)	$ 375.48		$ 373.50		$ 375.96
Market value of investment in Regeneron ($/€ million)	$ 8,767	€ 7,820	$ 8,835	€ 7,702	$ 8,978	€ 7,487